EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 13—EMPLOYEE BENEFIT PLANS

        The Company sponsors frozen non-contributory qualified and non-qualified defined benefit pension plans generally covering all employees who, prior to the freeze, were age 21 or older and had completed at least 1,000 hours of service in their first twelve months of employment, or in a calendar year ending thereafter, and who were not covered by a collective bargaining agreement. The Company also offers eligible retirees the opportunity to participate in a health plan. Certain employees are eligible for subsidized postretirement medical benefits. The eligibility for these benefits is based upon a participant's age and service as of January 1, 2009. The Company also sponsors a postretirement deferred compensation plan.

        On December 31, 2013, the Company's Board of Directors approved revisions to the Company's Post Retirement Medical and Life Insurance Plan effective April 1, 2014 and the changes were communicated to the plan participants. As a result of these revisions, the Company recorded a prior service credit of approximately $15,197,000 through other comprehensive income to be amortized over nine years starting in calendar 2014, based on expected future service of the remaining participants.

        As a result of the Merger and the application of "push down" accounting, the benefit plans reflect a new basis of accounting that is based on the fair value of assets acquired and liabilities assumed as of the Merger date. At August 31, 2012, the Successor balance recorded in accumulated other comprehensive income was reset to zero.

        The measurement dates used to determine pension and other postretirement benefits were December 31, 2013, December 31, 2012, August 30, 2012, and March 29, 2012.

        Net periodic benefit cost for the plans consists of the following:

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor))	(Predecessor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Components of net periodic benefit cost:
Service cost	$180	$59	$76	$180	$195	$61	$74	$149
Interest cost	4,513	1,484	1,962	4,640	870	306	435	1,122
Expected return on plan assets	(4,707)	(1,442)	(1,811)	(4,465)	—	—	—	—
Amortization of net (gain) loss	—	—	899	5	(78)	—	88	—
Amortization of prior service credit	—	—	—	—	—	—	(448)	(984)
Settlement	—	(15)	—	—	—	—	—	—

Net periodic benefit cost	$(14)	$86	$1,126	$360	$987	$367	$149	$287

        The following table summarizes the changes in other comprehensive income:

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)

Net (gain) loss	$(12,537)	$(4,118)	$—	$(1,271)	$(3,161)	$—
Net prior service credit	—	—	—	(15,197)	—	(771)
Merger push-down accounting adjustment	—	—	(20,741)	—	—	3,804
Amortization of net gain (loss)	—	—	(899)	78	—	(88)
Amortization of prior service credit	—	—	—	—	—	448
Allocated tax expense	8,442	—	—	6,782	—	—
Settlement	—	15	—	—	—	—

Total recognized in other comprehensive income	$(4,095)	$(4,103)	$(21,640)	$(9,608)	$(3,161)	$3,393
Net periodic benefit cost	(14)	86	1,126	987	367	149

Total recognized in net periodic benefit cost and other comprehensive income	$(4,109)	$(4,017)	$(20,514)	$(8,621)	$(2,794)	$3,542

        The following tables set forth the plan's change in benefit obligations and plan assets and the accrued liability for benefit costs included in the Consolidated Balance Sheets:

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Change in benefit obligation:
Benefit obligation at beginning of period	$109,718	$112,822	$96,672	$22,765	$25,816	$24,538
Service cost	180	59	76	195	61	74
Interest cost	4,513	1,484	1,962	870	306	435
Plan participant's contributions	—	—	—	562	196	227
Actuarial (gain) loss	(10,022)	(3,465)	15,161	(1,271)	(3,161)	1,828
Plan amendment	—	—	—	(15,197)	—	(771)
Benefits paid	(5,408)	(862)	(1,007)	(2,206)	(453)	(515)
Administrative expenses	(98)
Settlement	—	(320)	(42)	—	—	—

Benefit obligation at end of period	$98,883	$109,718	$112,822	$5,718	$22,765	$25,816

	Pension Benefits			Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Change in plan assets:
Fair value of plan assets at beginning of period	$68,219	$66,059	$64,236	$—	$—	$—
Actual return on plan assets gain	7,223	2,095	977	—	—	—
Employer contribution	3,722	1,247	1,895	1,644	257	288
Plan participants' contributions	—	—	—	562	196	227
Benefits paid	(5,408)	(862)	(1,007)	(2,206)	(453)	(515)
Administrative expense	(98)	—	—	—	—	—
Settlement	—	(320)	(42)	—	—	—

Fair value of plan assets at end of period	$73,658	$68,219	$66,059	$—	$—	$—

Net liability for benefit cost:
Funded status	$(25,225)	$(41,499)	$(46,763)	$(5,718)	$(22,765)	$(25,816)

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	$(154)	$(154)	$(40)	$(612)	$(885)	$(1,016)
Other long-term liabilities	(25,071)	(41,345)	(46,723)	(5,106)	(21,880)	(24,800)

Net liability recognized	$(25,225)	$(41,499)	$(46,763)	$(5,718)	$(22,765)	$(25,816)

Aggregate accumulated benefit obligation	$(98,883)	$(109,718)	$(112,822)	$(5,718)	$(22,765)	$(25,816)

        The following table summarizes pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets:

	Pension Benefits
(In thousands)	December 31, 2013	December 31, 2012
	(Successor)	(Successor)
Aggregated accumulated benefit obligation	$(98,883)	$(109,718)
Aggregated projected benefit obligation	(98,883)	(109,718)
Aggregated fair value of plan assets	73,658	68,219

        Amounts recognized in accumulated other comprehensive income consist of the following:

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Net actuarial (gain) loss	$(12,537)	$(4,118)	$—	$(1,271)	$(3,161)	$—
Prior service credit	—	—	—	(15,197)	—	—

        Amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost during the calendar year 2014 are as follows:

(In thousands)	Pension Benefits	Other Benefits
Net actuarial gain	$(1,031)	$(348)
Net prior service credit	—	(1,665)

Actuarial Assumptions

        The weighted-average assumptions used to determine benefit obligations are as follows:

	Pension Benefits			Other Benefits
(In thousands)	December 31, 2013	December 31, 2012	August 30, 2012	December 31, 2013	December 31, 2012	August 30, 2012
	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.73%	4.17%	3.99%	4.00%	3.90%	3.65%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A

        The weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Discount rate	4.17%	3.99%	4.86%	5.86%	3.90%	3.65%	4.42%	5.51%
Weighted average expected long-term return on plan assets	7.27%	7.27%	7.27%	8.00%	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

        In developing the expected long-term rate of return on plan assets at each measurement date, the Company considers the plan assets' historical returns, asset allocations, and the anticipated future economic environment and long-term performance of the asset classes. While appropriate consideration is given to recent and historical investment performance, the assumption represents management's best estimate of the long-term prospective return.

        For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits assumed for 2013 was 7.5% for medical. The rates were assumed to decrease gradually to 5.0% for medical in 2019. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation as of December 31, 2013 by $49,000 and the aggregate of the service and interest cost components of postretirement expense for calendar year 2013 by $92,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement obligation for calendar year 2013 by $118,000 and the aggregate service and interest cost components of postretirement expense for calendar year 2013 by $75,000. The Company's retiree health plan provides a benefit to its retirees that is at least actuarially equivalent to the benefit provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("Medicare Part D").

Cash Flows

        The Company expects to contribute $3,092,000 to the pension plans during the calendar year 2014.

        The following table provides the benefits expected to be paid (inclusive of benefits attributable to estimated future employee service) in each of the next five fiscal years, and in the aggregate for the five years thereafter:

(In thousands)	Pension Benefits	Other Benefits Net of Medicare Part D Adjustments	Medicare Part D Adjustments
2014	$2,664	$738	$19
2015	3,438	631	—
2016	3,057	630	—
2017	4,260	613	—
2018	4,178	548	—
Years 2019 - 2023	29,293	1,953	—

Pension Plan Assets

        The Company's investment objectives for its defined benefit pension plan investments are: (1) to preserve the real value of its principal; (2) to maximize a real long-term return with respect to the plan assets consistent with minimizing risk; (3) to achieve and maintain adequate asset coverage for accrued benefits under the plan; and (4) to maintain sufficient liquidity for payment of the plan obligations and expenses. The Company uses a diversified allocation of equity, debt, commodity and real estate exposures that are customized to the Plan's cash flow benefit needs. The target allocations for plan assets are as follows:

Asset Category	Target Allocation
Fixed(1)	16%
Equity Securities—U.S.	25%
Equity Securities—International	15%
Collective trust fund	25%
Private Real Estate	14%
Commodities broad basket	5%

100%

(1)
Includes U.S. Treasury Securities and Bond market fund.

        Valuation Techniques.    The fair values classified within Level 1 of the valuation hierarchy were determined using quoted market prices from actively traded markets. The fair values classified within Level 2 of the valuation hierarchy included pooled separate accounts and collective trust funds, which valuations were based on market prices for the underlying instruments that were observable in the market or could be derived by observable market data from independent external valuation information.

        The fair value of the pension plan assets at December 31, 2013, by asset class are as follows:

		Fair Value Measurements at December 31, 2013 Using
(In thousands)	Total Carrying Value at December 31, 2013	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$265	$265	$—	$—
U.S. Treasury Securities	1,557	1,557	—	—
Equity securities:
U.S. companies	19,654	19,654	—	—
International companies	11,281	11,281	—	—
Bond market fund	9,655	9,655	—	—
Collective trust fund	17,958	—	17,958	—
Commodities broad basket fund	3,459	3,459	—	—
Private real estate	9,829	—	9,829	—

Total assets at fair value	$73,658	$45,871	$27,787	$—

        The fair value of the pension plan assets at December 31, 2012, by asset class are as follows:

		Fair Value Measurements at December 31, 2012 Using
(In thousands)	Total Carrying Value at December 31, 2012	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$19	$19	$—	$—
U.S. Treasury Securities	1,668	1,668	—	—
Equity securities:
U.S. companies	15,993	2,184	13,809	—
International companies	11,098	11,098	—	—
Public REITs	1,229	—	1,229
Bond market fund	6,222	6,222	—	—
Collective trust fund	17,551	—	17,551	—
Commodities broad basket fund	3,304	3,304	—	—
High yield bond fund	3,104	—	3,104	—
Private real estate	8,031	—	8,031	—

Total assets at fair value	$68,219	$24,495	$43,724	$—

Defined Contribution Plan

        The Company sponsors a voluntary 401(k) savings plan covering certain employees age 21 or older and who are not covered by a collective bargaining agreement. Under the Company's 401(k) Savings Plan, the Company matches 100% of each eligible employee's elective contributions up to 3% and 50% of contributions up to 5% of the employee's eligible compensation. The Company's expense under the 401(k) savings plan was $2,817,000, $1,182,000, $1,108,000, and $2,676,000, for the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, the period March 30, 2012 through August 30, 2012, and the fifty-two weeks ended March 29, 2012, respectively.

Union-Sponsored Plans

        Certain theatre employees are covered by union-sponsored pension and health and welfare plans. Company contributions into these plans are determined in accordance with provisions of negotiated labor contracts. Contributions aggregated $265,000, $80,000, $109,000, and $261,000, for the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, the period March 30, 2012 through August 30, 2012, and the fifty-two weeks ended March 29, 2012, respectively.

        As of both December 31, 2013 and December 31, 2012, the Company's liability related to the collectively bargained multiemployer pension plan withdrawals was immaterial.